Corporate Information	6 Months Ended
Jun. 30, 2025
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (CureVac or CV or the Company) is the parent company of CureVac Group (Group) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

Following a comprehensive operational assessment in 2023 and the 2024 GSK Agreement (refer to Note 3.1. for further information), we have implemented in 2024 an organizational restructuring to focus our resources on mRNA opportunities in oncology, infectious diseases and other selected areas of substantial unmet medical need. The change in strategy included an approximately 30% headcount reduction, streamlined our structures across most areas of the Company and resulted in a change in the activities of the organization towards research and development. Subsequent to this change “Costs of sales” include only costs of product sales or costs to fulfill other performance obligations under the Group’s license and collaboration agreements. Prior to the change in strategy, cost of sales additionally included costs related to the Group’s manufacturing organization. Such costs, subsequent to the change in strategy, are recognized as “Research and Development Expenses”.

The Company is incorporated in the Netherlands and is registered in the commercial register at the Netherlands Chamber of Commerce under 77798031. The Company’s registered headquarters is Friedrich-Miescher-Strasse 15, 72076 Tübingen, Germany. Dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, is the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac of appr. 37 % during the last twelve months, dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

On June 12, 2025, the Company and BioNTech SE (“BioNTech”), a global next generation immunotherapy company pioneering novel investigative therapies for cancer and other serious diseases, announced they entered into a definitive Purchase Agreement pursuant to which BioNTech intends to acquire all of the shares of CureVac in a public exchange offer (the “Transaction”). Under the terms of the Purchase Agreement, each CureVac share will be exchanged for approximately $5.46 in BioNTech American Depository Shares (“ADSs”), resulting in an implied aggregate equity value for CureVac of approximately $1.25 billion (subject to the adjustments described below). The consideration is subject to a collar mechanism, such that if the 10-day volume weighted average price of the BioNTech ADSs ending on the fifth business day prior to the closing of the offer (“VWAP”) exceeds USD 126.55, the exchange ratio would be 0.04318, and if the VWAP is lower than USD 84.37, the exchange ratio would be 0.06476. Following the closing of the exchange offer, BioNTech and CureVac will effectuate a corporate reorganization of CureVac and its subsidiaries, resulting in BioNTech owning 100% of CureVac’s business and interests in CureVac and its subsidiaries. The Transaction is supported by CureVac’s major shareholder dievini Hopp BioTech holding GmbH & Co. KG and certain of its affiliates, as well as by its shareholders Kreditanstalt für Wiederaufbau and Glaxo Group Limited, and it was unanimously approved by both BioNTech’s and CureVac’s management and supervisory boards. The Transaction, which is expected to close in 2025, is subject to the satisfaction of customary closing conditions, including a minimum acceptance threshold of at least 80% of CureVac’s shares (which threshold may be reduced to 75% unilaterally by BioNTech under certain circumstances) and required regulatory approvals.

On June 30, 2025, CureVac Merger B.V., a private limited liability company was incorporated under the law of the Netherlands as a direct wholly owned subsidiary of CureVac N.V. The Company formed CureVac Merger B.V. to facilitate a legal downstream merger as part of the planned corporate reorganization following the closing of the exchange offer, as described above. To date, CureVac Merger B.V. has not conducted any material activities.